Retirement And Pension Plans (Schedule Of Net Periodic Benefit Cost For Defined Benefit Pension Plans And Severance Indemnity Plans) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012		Mar. 31, 2011
Retirement And Pension Plans [Abstract]
Service cost	¥ 6,837		¥ 6,584		¥ 6,117
Interest cost	3,671		3,589		3,315
Expected return on plan assets	(3,362)		(2,657)		(2,585)
Amortization of prior service benefit	(808)		(808)		(808)
Amortization of actuarial loss	6,177		693		472
Total	¥ 12,515		¥ 7,401		¥ 6,511
Expected long-term rate of return on plan assets	2.50%		2.50%		2.50%
Discount rate	2.20%	[1]	2.60%	[1]	2.40%	[1]

[1]	The rate of compensation increase is not used in the calculations of net periodic benefit cost under the point-based benefits system.